Financial Instruments-Recurring Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	$ (491)
Interest Rate Swap - Net of current portion	0
Total	(491)
[FairValueInputsLevel1Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	0
Interest Rate Swap - Net of current portion	0
Total	0
[FairValueInputsLevel2Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	(491)
Interest Rate Swap - Net of current portion	0
Total	(491)
[FairValueInputsLevel3Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	0
Interest Rate Swap - Net of current portion	0
Total	$ 0